Classification and measurement of financial instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities
Other financial assets	$ 211	$ 212
Level 1
Financial liabilities
Other financial assets	36	43
Level 3
Financial liabilities
Other financial assets	125	126
Derivative financial instruments
Financial liabilities
Fair value	(12)	(78)
Amortised cost	0	0
Not categorised as a financial instrument	0	0
Total	(12)	(78)
Deferred compensation plan liabilities
Financial liabilities
Fair value	(316)	(286)
Amortised cost	0	0
Not categorised as a financial instrument	0	0
Total	(316)	(286)
Loans and other borrowings
Financial liabilities
Fair value	0	0
Amortised cost	(4,201)	(3,274)
Not categorised as a financial instrument	0	0
Total	(4,201)	(3,274)
Trade and other payables
Financial liabilities
Fair value	(79)	(73)
Amortised cost	(609)	(594)
Not categorised as a financial instrument	(57)	(61)
Total	(745)	(728)
Other financial assets
Financial assets
Fair value	161	169
Amortised cost	53	50
Not categorised as a financial instrument	0	0
Total	214	219
Cash and cash equivalents
Financial assets
Fair value	334	415
Amortised cost	795	593
Not categorised as a financial instrument	0	0
Total	1,129	1,008
Derivative financial instruments
Financial assets
Fair value	120	4
Amortised cost	0	0
Not categorised as a financial instrument	0	0
Total	120	4
Deferred compensation plan investments
Financial assets
Fair value	316	286
Amortised cost	0	0
Not categorised as a financial instrument	0	0
Total	316	286
Trade deposits and loans
Financial assets
Fair value	0	0
Amortised cost	761	697
Not categorised as a financial instrument	91	123
Total	852	820
Equity securities
Financial liabilities
Other financial assets	$ 88	$ 89